Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

29            Related parties

Transactions with key management personnel

The Group paid R$11,096 as of December 31, 2021 (R$9,519 as of December 31, 2020) as direct compensation to key management personnel. These amounts correspond to the executive board compensation, related social charges and short-term benefits and are recorded under line “General and administrative expenses”.

In 2020, the amount of R$43,354 was paid to the key management personnel, due to the cancellation of the Group's stock option plan as disclosed in note 21.c. The remaining amount, of R$628, was approved and paid in July 2021.

The executive officers also participate in the Group's stock option program (see note 21). For the year ended on December 31, 2021, R$99 (R$22 in 2020) were recognized in the statement of profit or loss.

The Group has no additional post-employment obligation, as well as no other long-term benefits, such as premium leave and other severance benefits. The Group also does not offer other benefits in connection with the dismissal of its Senior Management’s members, in addition to those defined by the Brazilian labor legislation in force.